JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JPMorgan Trust I on behalf of

JPMorgan Credit Opportunities Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust, Post-Effective Amendment No. 162 (Amendment No. 163 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”). The purpose of this filing is to reflect changes to some of the Fund’s investment strategies and associated risks.

If you have any questions concerning this filing, please call me at (614) 248-5749.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary